Expense Example - Obra Defensive High Yield ETF - Obra Defensive High Yield ETF	Dec. 17, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	$ 306